LEASES	12 Months Ended
Dec. 31, 2020
LEASES
NOTE 12 - LEASES

The Company’s main operating subsidiary, China Liberal Beijing, leases office spaces for its headquarter office and local branches under non-cancelable operating lease agreements with various expiration dates between 2019 and 2021. Lease expense for the years ended December 31, 2020, 2019 and 2018 was $158,612, $235,894 and $271,585, respectively.

Effective January 1, 2019, the Company adopted the new lease accounting standard Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842) using the optional transition method which allowed the Company to continue to apply the guidance under the lease standard in effect at the time in the comparative periods presented. In addition, the Company elected the package of practical expedients, which allowed it to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company has also elected the practical expedient allowing it to not separate the lease and non-lease components for all classes of underlying assets. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities of $18,372 and $15,676, respectively, as of December 31, 2019 with no impact on accumulated deficit.

As of December 31, 2020, the remaining lease term was one-and-a-half years. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by China’s central bank in order to discount lease payments to present value. The weighted-average discount rate of the Company’s operating leases was 3.95%, as of December 31, 2020.

Supplemental balance sheet information related to operating leases was as follows:

As of December 31, 2020
Right-of-use assets	$180,528
Right of use asset-accumulated amortization	(43,833)
Right-of-use assets, Net	136,695

Operating lease liabilities, current	90,253
Operating lease liabilities, noncurrent	23,102
Total operating lease liabilities	$113,355

As of December 31, 2020, maturities of operating lease liabilities were as follows:

Maturity of Operating Lease Liabilities
2021	$93,359
2022	23,340
Total future minimum lease payments	116,699
Less imputed interest	(3,344)
Total	$113,355